UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-21519

Investment Company Act File Number

Eaton Vance Tax-Advantaged Global Dividend Opportunities Fund

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

October 31

Date of Fiscal Year End

January 31, 2014

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance

Tax-Advantaged Global Dividend Opportunities Fund

January 31, 2014

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 99.6%

Security	Shares	Value
Aerospace & Defense — 2.5%
Boeing Co. (The)	27,857	$3,489,368
United Technologies Corp.(1)	49,895	5,689,028

		$9,178,396

Automobiles — 2.0%
Honda Motor Co., Ltd.(1)	81,304	$3,047,530
Toyota Motor Corp.(1)	75,184	4,301,999

		$7,349,529

Beverages — 1.0%
Anheuser-Busch InBev NV(1)	38,061	$3,647,870

		$3,647,870

Biotechnology — 1.0%
Biogen Idec, Inc.(2)	3,556	$1,111,748
Celgene Corp.(2)	10,556	1,603,773
Gilead Sciences, Inc.(2)	13,495	1,088,372

		$3,803,893

Chemicals — 5.2%
Arkema SA	10,589	$1,127,865
CF Industries Holdings, Inc.	7,990	1,844,571
E.I. du Pont de Nemours & Co.	20,200	1,232,402
LyondellBasell Industries NV, Class A	81,240	6,398,463
PPG Industries, Inc.(1)	46,480	8,476,093

		$19,079,394

Commercial Banks — 9.6%
BNP Paribas SA	25,000	$1,930,127
Mitsubishi UFJ Financial Group, Inc.	573,785	3,449,467
Natixis	660,000	3,871,652
PNC Financial Services Group, Inc. (The)(1)	103,443	8,263,027
Societe Generale	75,000	4,237,486
Sumitomo Mitsui Financial Group, Inc.	150,000	6,948,918
Swedbank AB, Class A	101,722	2,654,398
Wells Fargo & Co.	82,843	3,756,102

		$35,111,177

Commercial Services & Supplies — 0.2%
Brambles, Ltd.	96,037	$757,024

		$757,024

Communications Equipment — 1.6%
QUALCOMM, Inc.(1)	25,693	$1,906,934
Telefonaktiebolaget LM Ericsson, Class B	316,470	3,875,130

		$5,782,064

Computers & Peripherals — 1.4%
Apple, Inc.	10,456	$5,234,274

		$5,234,274

Construction & Engineering — 1.3%
Vinci SA	70,230	$4,592,285

		$4,592,285

Consumer Finance — 1.8%
Discover Financial Services	124,290	$6,668,158

		$6,668,158

Security	Shares	Value
Diversified Consumer Services — 0.9%
Sotheby’s	65,803	$3,153,280

		$3,153,280

Diversified Financial Services — 4.6%
Bank of America Corp.	266,470	$4,463,372
Citigroup, Inc.(1)	100,030	4,744,423
JPMorgan Chase & Co.(1)	136,410	7,551,658

		$16,759,453

Diversified Telecommunication Services — 1.6%
Bezeq Israeli Telecommunication Corp., Ltd.	1,460,000	$2,224,931
Deutsche Telekom AG	114,969	1,858,949
Telenor ASA	83,685	1,740,960

		$5,824,840

Electric Utilities — 0.8%
Edison International	40,420	$1,946,627
SSE PLC	43,586	935,092

		$2,881,719

Electrical Equipment — 1.1%
Emerson Electric Co.	60,620	$3,997,283

		$3,997,283

Electronic Equipment, Instruments & Components — 1.3%
Corning, Inc.	282,950	$4,869,569

		$4,869,569

Energy Equipment & Services — 0.5%
FMC Technologies, Inc.(2)	38,000	$1,878,720

		$1,878,720

Food Products — 1.6%
Mondelez International, Inc., Class A(1)	111,150	$3,640,162
Nestle SA ADR(1)	31,320	2,275,398

		$5,915,560

Health Care Equipment & Supplies — 1.8%
Abbott Laboratories	50,520	$1,852,063
Covidien PLC	39,962	2,727,007
Medtronic, Inc.	35,000	1,979,600

		$6,558,670

Hotels, Restaurants & Leisure — 1.0%
Compass Group PLC	136,410	$2,038,693
McDonald’s Corp.(1)	18,192	1,713,141

		$3,751,834

Household Products — 2.2%
Reckitt Benckiser Group PLC	26,000	$1,946,688
Svenska Cellulosa AB SCA, Class B	210,762	5,993,096

		$7,939,784

Industrial Conglomerates — 2.8%
Danaher Corp.	25,540	$1,899,921
Koninklijke Philips NV	49,832	1,728,878
Siemens AG	51,000	6,452,211

		$10,081,010

Insurance — 5.4%
Aflac, Inc.(1)	58,610	$3,679,536
AXA SA(1)	157,110	4,121,144
MetLife, Inc.	57,590	2,824,789
Progressive Corp.	300,000	6,972,000
Swiss Reinsurance Co., Ltd.(2)	23,000	1,984,924

		$19,582,393

Security	Shares	Value
Internet & Catalog Retail — 0.7%
Amazon.com, Inc.(1)(2)	6,959	$2,496,124

		$2,496,124

Internet Software & Services — 1.8%
eBay, Inc.(2)	21,004	$1,117,413
Facebook, Inc., Class A(1)(2)	20,973	1,312,281
Google, Inc., Class A(1)(2)	3,387	3,999,945

		$6,429,639

IT Services — 0.9%
Accenture PLC, Class A(1)	26,150	$2,088,862
Visa, Inc., Class A	6,021	1,297,104

		$3,385,966

Machinery — 0.9%
Caterpillar, Inc.	22,088	$2,074,284
IMI PLC	50,291	1,234,114

		$3,308,398

Media — 2.8%
Walt Disney Co. (The)(1)	84,870	$6,162,411
WPP PLC	202,110	4,234,699

		$10,397,110

Metals & Mining — 1.9%
BHP Billiton PLC	66,400	$1,954,721
Freeport-McMoRan Copper & Gold, Inc.(1)	158,949	5,151,537

		$7,106,258

Multi-Utilities — 2.2%
National Grid PLC(1)	145,549	$1,884,072
Sempra Energy(1)	66,680	6,181,903

		$8,065,975

Multiline Retail — 0.6%
Dollar General Corp.(2)	36,868	$2,076,406

		$2,076,406

Oil, Gas & Consumable Fuels — 8.4%
Chevron Corp.(1)	44,889	$5,010,959
ENI SpA(1)	250,450	5,687,377
Exxon Mobil Corp.	39,649	3,654,052
Occidental Petroleum Corp.(1)	85,670	7,502,122
Phillips 66(1)	57,860	4,228,988
Total SA	80,000	4,564,130

		$30,647,628

Pharmaceuticals — 9.8%
Astellas Pharma, Inc.	44,354	$2,740,993
AstraZeneca PLC	41,594	2,637,646
Bayer AG	13,262	1,745,355
Chugai Pharmaceutical Co., Ltd.	116,282	2,637,830
Johnson & Johnson	14,840	1,312,895
Merck & Co., Inc.	67,885	3,595,868
Novartis AG	30,729	2,428,845
Roche Holding AG PC(1)	22,609	6,203,131
Sanofi(1)	63,177	6,176,238
Shire PLC ADR	18,935	2,833,055
Takeda Pharmaceutical Co., Ltd.	72,302	3,360,525

		$35,672,381

Real Estate Investment Trusts (REITs) — 0.8%
AvalonBay Communities, Inc.(1)	22,220	$2,744,170

		$2,744,170

Security	Shares	Value
Road & Rail — 1.5%
Union Pacific Corp.(1)	32,330	$5,633,179

		$5,633,179

Semiconductors & Semiconductor Equipment — 0.3%
NXP Semiconductors NV(2)	20,879	$1,009,500

		$1,009,500

Software — 1.4%
Microsoft Corp.(1)	103,429	$3,914,787
SAP AG	17,071	1,306,096

		$5,220,883

Specialty Retail — 3.1%
Home Depot, Inc. (The)(1)	79,830	$6,134,935
Industria de Diseno Textil SA	18,060	2,689,752
Kingfisher PLC	436,413	2,646,085

		$11,470,772

Textiles, Apparel & Luxury Goods — 1.7%
Adidas AG(1)	29,286	$3,265,138
Compagnie Financiere Richemont SA, Class A	18,377	1,699,963
Pandora A/S	20,222	1,160,209

		$6,125,310

Tobacco — 3.1%
British American Tobacco PLC	40,420	$1,928,749
Imperial Tobacco Group PLC	183,000	6,678,058
Japan Tobacco, Inc.	92,000	2,839,988

		$11,446,795

Trading Companies & Distributors — 0.4%
Mitsui & Co., Ltd.	100,000	$1,339,130

		$1,339,130

Wireless Telecommunication Services — 4.1%
Vodafone Group PLC	1,300,000	$4,817,431
Vodafone Group PLC ADR	278,000	10,302,680

		$15,120,111

Total Common Stocks (identified cost $302,390,109)		$364,093,914

Preferred Stocks — 21.8%

Security	Shares	Value
Banks — 1.0%
AgriBank FCB, 6.875% to 1/1/24(2)(3)	16,581	$1,667,946
Lloyds Banking Group PLC, 6.657% to 5/21/37(1)(3)(4)	1,878	1,851,011

		$3,518,957

Capital Markets — 0.8%
Affiliated Managers Group, Inc., 6.375%	16,460	$392,941
Bank of New York Mellon Corp. (The), 5.20%	25,825	552,139
Goldman Sachs Group, Inc. (The), Series I, 5.95%	29,700	662,310
Goldman Sachs Group, Inc. (The), Series J, 5.50% to 5/10/23(3)	62,587	1,447,011

		$3,054,401

Commercial Banks — 8.9%
Banco Santander SA, 5.95% to 1/30/19(3)(4)	230	$235,649
Barclays Bank PLC, 8.25% to 12/15/18(3)	2,000	2,097,320
Citigroup, Inc., Series B, 5.90% to 2/15/23(3)	1,080	1,065,215
Citigroup, Inc., Series K, 6.875% to 11/15/23(2)(3)	10,500	270,506
CoBank ACB, Series F, 6.25% to 10/1/22(3)(4)	16,600	1,614,350
Credit Agricole SA, 8.125% to 9/19/18(3)(4)	1,256	1,400,462

Security	Shares	Value
Deutsche Bank Contingent Capital Trust III, 7.60%	35,564	$936,756
Farm Credit Bank of Texas, 6.75% to 9/15/23(3)(4)	2,500	255,313
Farm Credit Bank of Texas, Series 1, 10.00%	1,551	1,852,960
First Tennessee Bank, 3.75%(4)(5)	840	573,562
HSBC Capital Funding LP, Series 2, 10.176% to 6/30/30(1)(3)(4)	818	1,183,274
JPMorgan Chase & Co., Series 1, 7.90% to 4/30/18(3)	982	1,107,099
JPMorgan Chase & Co., Series O, 5.50%	40,767	864,668
JPMorgan Chase & Co., Series Q, 5.15% to 5/1/23(3)	1,000	927,347
JPMorgan Chase & Co., Series R, 6.00% to 8/1/23(3)	817	790,585
KeyCorp, Series A, 7.75%	17,976	2,320,881
Regions Financial Corp., Series A, 6.375%	82,477	1,922,539
Royal Bank of Scotland Group PLC, Series 1, 7.648% to 9/30/31(3)	713	778,716
Societe Generale, 7.875% to 12/18/23(3)(4)	1,330	1,363,084
Standard Chartered PLC, 7.014% to 7/30/37(1)(3)(4)	23.37	2,473,702
SunTrust Banks, Inc., Series E, 5.875%	58,779	1,287,630
Synovus Financial Corp., Series C, 7.875% to 8/1/18(3)	31,425	861,438
Texas Capital Bancshares, Inc., 6.50%	47,865	1,089,407
Texas Capital Bancshares, Inc., Series A, 6.50%	8,300	193,058
Webster Financial Corp., Series E, 6.40%	33,450	756,689
Wells Fargo & Co., Series L, 7.50%	1,672	1,935,340
Zions Bancorporation, Series G, 6.30% to 3/15/23(3)	61,620	1,491,913
Zions Bancorporation, Series J, 7.20% to 9/15/23(3)	735	774,543

		$32,424,006

Consumer Finance — 1.2%
Ally Financial, Inc., Series A, 8.50% to 5/15/16(3)	37,436	$1,014,609
Capital One Financial Corp., Series B, 6.00%	59,900	1,365,121
Discover Financial Services, Series B, 6.50%	76,300	1,829,865

		$4,209,595

Diversified Financial Services — 2.3%
Bank of America Corp., Series U, 5.20% to 6/1/23(3)	815	$741,168
General Electric Capital Corp., Series A, 7.125% to 6/15/22(1)(3)	16.38	1,858,888
General Electric Capital Corp., Series B, 6.25% to 12/15/22(1)(3)	8.95	944,242
KKR Financial Holdings, LLC, Series A, 7.375%	67,100	1,657,471
RBS Capital Funding Trust VII, Series G, 6.08%	64,876	1,394,834
UBS AG, 7.625%(1)	1,650	1,959,122

		$8,555,725

Electric Utilities — 2.4%
AES Gener SA, 8.375% to 6/18/19(3)(4)	465	$489,413
Electricite de France SA, 5.25% to 1/29/23(1)(3)(4)	2,100	2,033,618
Entergy Arkansas, Inc., 4.90%	17,165	362,611
Entergy Arkansas, Inc., 6.45%	105,069	2,607,025
Entergy Louisiana, LLC, 6.95%	928	93,322
NextEra Energy Capital Holdings, Inc., Series G, 5.70%	19,500	429,000
NextEra Energy Capital Holdings, Inc., Series I, 5.125%	27,497	549,082
Southern California Edison Co., Series E, 6.25% to 2/1/22(1)(3)	861	897,305
Virginia Electric and Power Co., 6.12%	15	1,522,448

		$8,983,824

Food Products — 0.8%
Dairy Farmers of America, 7.875%(4)	22,100	$2,404,756
Ocean Spray Cranberries, Inc., 6.25%(4)	6,085	533,198

		$2,937,954

Insurance — 1.4%
Aspen Insurance Holdings, Ltd., 5.95% to 7/1/23(3)	12,502	$301,298
Aspen Insurance Holdings, Ltd., 7.25%	31,065	790,604
Aspen Insurance Holdings, Ltd., 7.401% to 1/1/17(3)	15,200	391,552
Endurance Specialty Holdings, Ltd., Series B, 7.50%	31,675	814,048
Montpelier Re Holdings, Ltd., 8.875%	93,116	2,475,023
Prudential PLC, 6.50%	400	405,817

		$5,178,342

Security	Shares	Value
Machinery — 0.6%
Stanley Black & Decker, Inc., 5.75%	89,073	$2,022,982

		$2,022,982

Multi-Utilities — 0.2%
DTE Energy Co., Series C, 5.25%	34,745	$727,908

		$727,908

Pipelines — 0.4%
NuStar Logistics LP, 7.625% to 1/15/18(3)	50,495	$1,330,670

		$1,330,670

Real Estate Investment Trusts (REITs) — 1.1%
Cedar Realty Trust, Inc., Series B, 7.25%	33,600	$773,136
Chesapeake Lodging Trust, Series A, 7.75%	12,958	323,173
DDR Corp., Series J, 6.50%	65,000	1,459,250
Sunstone Hotel Investors, Inc., Series D, 8.00%	41,400	1,054,408
Taubman Centers, Inc., Series K, 6.25%	12,600	274,554

		$3,884,521

Telecommunications — 0.1%
Centaur Funding Corp., 9.08%(4)	430	$529,034

		$529,034

Thrifts & Mortgage Finance — 0.6%
Elmira Savings Bank FSB (The), 8.998% to 12/31/17(3)	825	$783,750
EverBank Financial Corp., Series A, 6.75%	67,000	1,549,375

		$2,333,125

Total Preferred Stocks (identified cost $77,883,223)		$79,691,044

Corporate Bonds & Notes — 7.1%

Security	Principal Amount (000’s omitted)	Value
Chemicals — 0.1%
Sinochem Group, 5.00% to 11/2/18, 12/29/49(3)(4)	$420	$403,200

		$403,200

Commercial Banks — 1.4%
Banco do Brasil SA, 6.25% to 4/15/24, 12/29/49(3)(4)	$400	$309,000
Citigroup Capital III, 7.625%, 12/1/36	820	969,019
Credit Agricole SA, 7.875% to 1/23/24, 1/29/49(3)(4)	330	335,362
Credit Suisse AG, 6.50%, 8/8/23(4)	838	892,470
Credit Suisse Group AG, 7.50% to 12/11/23, 12/11/49(3)(4)	379	399,375
Groupe BPCE, 12.50% to 9/30/19, 8/29/49(1)(3)(4)	968	1,289,860
Regions Financial Corp., 7.375%, 12/10/37	95	109,032
SunTrust Preferred Capital I, 4.00%, 6/29/49(5)	1,000	780,000

		$5,084,118

Diversified Financial Services — 0.7%
Textron Financial Corp., 6.00% to 2/15/17, 2/15/67(1)(3)(4)	$2,871	$2,605,433

		$2,605,433

Diversified Telecommunication Services — 0.4%
Koninklijke KPN NV, 7.00% to 3/28/23, 3/28/73(3)(4)	$1,427	$1,476,561

		$1,476,561

Electric Utilities — 1.4%
Enel SpA, 8.75% to 9/24/23, 9/24/73(3)(4)	$1,880	$2,044,500
PPL Capital Funding, Inc., Series A, 6.70% to 3/30/17, 3/30/67(1)(3)	3,000	3,032,127

		$5,076,627

Security	Principal Amount (000’s omitted)	Value
Insurance — 2.3%
Allstate Corp. (The), Series B, 5.75% to 8/15/23, 8/15/53(3)	$1,257	$1,275,698
MetLife, Inc., 10.75% to 8/1/39, 8/1/69(1)(3)	1,059	1,572,615
QBE Capital Funding II, LP, 6.797% to 6/1/17, 6/29/49(1)(3)(4)	735	727,650
QBE Capital Funding III, Ltd., 7.25% to 5/24/21, 5/24/41(1)(3)(4)	1,141	1,179,745
XL Capital, Ltd., Series E, 6.50% to 4/15/17, 12/29/49(1)(3)	3,553	3,499,705

		$8,255,413

Pipelines — 0.8%
DCP Midstream, LLC, 5.85% to 5/21/23, 5/21/43(3)(4)	$978	$909,540
Energy Transfer Partner, LP, 3.259%, 11/1/66(4)(5)	1,053	963,495
Enterprise Products Operating, LLC, 7.00% to 6/1/17, 6/1/67(1)(3)	1,000	1,038,299

		$2,911,334

Total Corporate Bonds & Notes (identified cost $23,121,626)		$25,812,686

Short-Term Investments — 1.7%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.13%(6)	$6,118	$6,117,562

Total Short-Term Investments (identified cost $6,117,562)		$6,117,562

Total Investments — 130.2% (identified cost $409,512,520)		$475,715,206

Other Assets, Less Liabilities — (30.2)%		$(110,385,551)

Net Assets — 100.0%		$365,329,655

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	-	American Depositary Receipt

PC	-	Participation Certificate

(1)	Security has been segregated as collateral with the custodian for borrowings under the Committed Facility Agreement.

(2)	Non-income producing security.

(3)	Security converts to floating rate after the indicated fixed-rate coupon period.

(4)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At January 31, 2014, the aggregate value of these securities is $30,476,617 or 8.3% of the Fund’s net assets.

(5)	Variable rate security. The stated interest rate represents the rate in effect at January 31, 2014.

(6)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2014. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended January 31, 2014 was $1,383.

Country Concentration of Portfolio

Country	Percentage of Total Investments	Value
United States	59.2%	$282,012,842
United Kingdom	10.1	47,922,794
France	7.1	33,273,871
Japan	6.4	30,666,380
Switzerland	3.3	15,884,106
Germany	3.1	14,627,749
Sweden	2.6	12,522,624
Italy	1.6	7,731,877
Bermuda	1.0	4,772,525
Netherlands	0.9	4,214,939
Cayman Islands	0.8	4,028,739
Belgium	0.8	3,647,870
Ireland	0.6	2,727,007
Spain	0.6	2,689,752
Australia	0.5	2,664,419
Israel	0.5	2,224,931
Norway	0.4	1,740,960
Denmark	0.2	1,160,209
Chile	0.1	489,412
China	0.1	403,200
Brazil	0.1	309,000

Total Investments	100.0%	$475,715,206

A summary of open financial instruments at January 31, 2014 is as follows:

Forward Foreign Currency Exchange Contracts

Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
2/28/14	British Pound Sterling 3,423,000	United States Dollar 5,668,847	Citibank NA	$42,780	$—	$42,780
2/28/14	British Pound Sterling 3,423,000	United States Dollar 5,670,679	Standard Chartered Bank	44,611	—	44,611
2/28/14	British Pound Sterling 3,423,000	United States Dollar 5,675,163	State Street Bank and Trust Co.	49,095	—	49,095
2/28/14	Euro 2,445,000	United States Dollar 3,340,002	Citibank NA	42,411	—	42,411
2/28/14	Euro 2,445,000	United States Dollar 3,338,303	Standard Chartered Bank	40,711	—	40,711
2/28/14	Euro 2,445,000	United States Dollar 3,340,034	State Street Bank and Trust Co.	42,443	—	42,443
2/28/14	Japanese Yen 3,182,460,000	United States Dollar 31,134,473	Standard Chartered Bank	—	(17,585)	(17,585)

				$262,051	$(17,585)	$244,466

At January 31, 2014, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to foreign exchange risk in the normal course of pursuing its investment objective. Because the Fund holds foreign currency denominated investments, the value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Fund enters into forward foreign currency exchange contracts. The Fund also enters into such contracts as a substitute for the purchase of securities or currencies.

At January 31, 2014, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and in a liability position and whose primary underlying risk exposure is foreign exchange risk was $262,051 and $17,585, respectively.

The cost and unrealized appreciation (depreciation) of investments of the Fund at January 31, 2014, as determined on a federal income tax basis, were as follows:

Aggregate cost	$409,323,409

Gross unrealized appreciation	$72,636,889
Gross unrealized depreciation	(6,245,092)

Net unrealized appreciation	$66,391,797

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At January 31, 2014, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$21,736,297	$25,084,068	$—	$46,820,365
Consumer Staples	5,915,560	23,034,449	—	28,950,009
Energy	22,274,841	10,251,507	—	32,526,348
Financials	51,667,235	29,198,116	—	80,865,351
Health Care	18,104,381	27,930,563	—	46,034,944
Industrials	22,783,063	16,103,642	—	38,886,705
Information Technology	26,750,669	5,181,226	—	31,931,895
Materials	23,103,066	3,082,586	—	26,185,652
Telecommunication Services	10,302,680	10,642,271	—	20,944,951
Utilities	8,128,530	2,819,164	—	10,947,694
Total Common Stocks	$210,766,322	$153,327,592 *	$—	$364,093,914
Preferred Stocks
Consumer Staples	$—	$2,937,954	$—	$2,937,954
Energy	—	1,330,670	—	1,330,670
Financials	22,286,702	40,871,970	—	63,158,672
Industrials	—	2,022,982	—	2,022,982
Telecommunication Services	—	529,034	—	529,034
Utilities	727,908	8,983,824	—	9,711,732
Total Preferred Stocks	$23,014,610	$56,676,434	$—	$79,691,044
Corporate Bonds & Notes	$—	$25,812,686	$—	$25,812,686
Short-Term Investments	—	6,117,562	—	6,117,562
Total Investments	$233,780,932	$241,934,274	$—	$475,715,206
Forward Foreign Currency Exchange Contracts	$—	$262,051	$—	$262,051
Total	$233,780,932	$242,196,325	$—	$475,977,257

Liability Description
Forward Foreign Currency Exchange Contracts	$—	$(17,585)	$—	$(17,585)
Total	$—	$(17,585)	$—	$(17,585)

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Fund held no investments or other financial instruments as of October 31, 2013 whose fair value was determined using Level 3 inputs. At January 31, 2014, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this
Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Tax-Advantaged Global Dividend Opportunities Fund

By:	/s/ Walter A. Row, III
Walter A. Row, III
President

Date:	March 24, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Walter A. Row, III
Walter A. Row, III
President

Date:	March 24, 2014

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	March 24, 2014